UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/12

Item 1.  Reports to Stockholders.

Decathlon Conservative Portfolio

Decathlon Moderate Portfolio

Decathlon Aggressive Portfolio

SEMI-ANNUAL REPORT

June 30, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

BCM Decathlon Conservative Portfolio
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Conservative Portfolio - Class 2	0.70%
Barclays Capital U.S. Aggregate Bond Index***	0.94%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	5.4%
Short-Term Investments	94.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Moderate Portfolio
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Moderate Portfolio - Class 2	1.00%
Barclays Capital U.S. Aggregate Bond Index***	0.94%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	14.3%
Short-Term Investments	85.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Aggressive Portfolio
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Aggressive Portfolio - Class 2	1.40%
Barclays Capital U.S. Aggregate Bond Index***	0.94%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	72.2%
Short-Term Investments	94.7%
Other, Cash & Cash Equivalents	-66.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 5.4%
		DEBT FUNDS - 4.9%
	30	iShares Barclays Agency Bond Fund	$ 3,404
	30	iShares Barclays Aggregate Bond Fund	3,339
	30	iShares Barclays Credit Bond Fund	3,330
	29	iShares Barclays Government/Credit Bond Fund	3,333
	31	iShares Barclays Intermediate Credit Bond Fund	3,389
	30	iShares Barclays Intermediate Government/Credit Bond Fund	3,364
	31	iShares Barclays MBS Bond Fund	3,362
	28	iShares Barclays TIPS Bond Fund	3,351
	30	iShares JPMorgan USD Emerging Markets Bond Fund	3,441
			30,313
		EQUITY FUND - 0.5%
	38	iShares Dow Jones US Utilities Sector Index Fund	3,422

		TOTAL EXCHANGE TRADED FUNDS (Cost $33,539)	33,735

		SHORT-TERM INVESTMENT - 94.6%
	589,566	Fidelity Institutional Money Market Portfolio, 0.36%*	589,566

		TOTAL SHORT-TERM INVESTMENTS (Cost $589,566)	589,566

		TOTAL INVESTMENTS - 100.0% (Cost $623,105) (a)	$ 623,301
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(35)
		TOTAL NET ASSETS - 100.0%	$ 623,266

*	Money Market Fund; interest rate reflects effective yield on June 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 233
		Unrealized depreciation:	(37)
		Net unrealized appreciation:	$ 196

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 14.3%
		DEBT FUNDS - 8.5%
	29	iShares Barclays Aggregate Bond Fund	$ 3,228
	30	iShares Barclays Credit Bond Fund	3,330
	28	iShares Barclays Government/Credit Bond Fund	3,218
	27	iShares Barclays TIPS Bond Fund	3,232
	28	iShares iBoxx Investment Grade Corporate Bond Fund	3,294
	29	iShares JPMorgan USD Emerging Markets Bond	3,327
			19,629
		EQUITY FUNDS - 5.8%
	43	iShares Cohen & Steers Realty Majors Index Fund	3,382
	41	iShares Dow Jones US Consumer Services Sector Index Fund	3,330
	53	iShares Dow Jones US Real Estate Index Fund	3,390
	47	iShares S&P Global Staples Sector Index Fund	3,303
			13,405

		TOTAL EXCHANGE TRADED FUNDS (Cost $32,554)	33,034

		SHORT-TERM INVESTMENT - 85.7%
	197,015	Fidelity Institutional Money Market Portfolio, 0.36%*	197,015

		TOTAL SHORT-TERM INVESTMENTS (Cost $197,015)	197,015

		TOTAL INVESTMENTS - 100.0% (Cost $229,569) (a)	$ 230,049
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(39)
		TOTAL NET ASSETS - 100.0%	$ 230,010

*	Money Market Fund; interest rate reflects effective yield on June 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 518
		Unrealized depreciation:	(38)
		Net unrealized appreciation:	$ 480

	The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 72.2%
		DEBT FUNDS - 28.6%
	476	iShares Barclays Aggregate Bond Fund	$ 52,979
	489	iShares Barclays MBS Bond Fund	53,027
	465	iShares JPMorgan USD Emerging Markets Bond Fund	53,345
	629	Vanguard Total Bond Market ETF	53,075
			212,426
		EQUITY FUNDS - 43.6%
	699	iShares Cohen & Steers Realty Majors Index	54,969
	752	iShares Dow Jones US Consumer Goods Sector Index Fund	53,964
	663	iShares Dow Jones US Consumer Services Sector Index Fund	53,842
	857	iShares Dow Jones US Real Estate Index Fund	54,822
	596	iShares Dow Jones US Utilities Sector Index Fund	53,670
	410	iShares Nasdaq Biotechnology Index Fund	53,282
			324,549

		TOTAL EXCHANGE TRADED FUNDS (Cost $530,254)	536,975

		SHORT-TERM INVESTMENT - 94.7%
	704,952	Fidelity Institutional Money Market Portfolio, 0.36%*	704,952

		TOTAL SHORT-TERM INVESTMENTS (Cost $704,952)	704,952

		TOTAL INVESTMENTS - 166.9% (Cost $1,235,206) (a)	$ 1,241,927
		LIABILITIES IN EXCESS OF OTHER ASSETS - (66.9)%	(497,797)
		TOTAL NET ASSETS - 100.0%	$ 744,130

*	Money Market Fund; interest rate reflects effective yield on June 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 6,754
		Unrealized depreciation:	(33)
		Net unrealized appreciation:	$ 6,721

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
ASSETS
Investment securities:
At cost	$ 623,105	$ 229,569	$ 1,235,208
At value	$ 623,301	$ 230,049	$ 1,241,929
Receivable for securities sold	-	-	9,783
Dividends and interest receivable	6	2	15
TOTAL ASSETS	623,307	230,051	1,251,727

LIABILITIES
Payable for investments purchased	-	-	507,506
Investment advisory fees payable	33	33	72
Payable for Fund shares repurchased	19	11	31
Fees payable to other affiliates	20	18	42
Distribution (12b-1) fees payable	9	9	19
TOTAL LIABILITIES	81	71	507,670
NET ASSETS	$ 623,226	$ 229,980	$ 744,058

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 622,972	$ 229,381	$ 737,343
Accumulated net investment income (loss)	58	119	(10)
Accumulated net realized gain (loss) from security transactions	-	-	3
Net unrealized appreciation (depreciation) of investments	196	480	6,721
NET ASSETS	$ 623,226	$ 229,980	$ 744,058

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$ 623,226	$ 229,980	$ 744,058
Shares of beneficial interest outstanding	61,888	22,763	73,384
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.07	$ 10.10	$ 10.14

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2012

	BCM Decathlon	BCM Decathlon	BCM Decathlon
INVESTMENT INCOME	Conservative*	Moderate*	Aggressive*
Dividends	$ 114	$ 176	$ 108
Interest	6	3	15
TOTAL INVESTMENT INCOME	120	179	123

EXPENSES
Investment advisory fees	33	33	72
Distribution (12b-1) fees, Class 2 shares	9	9	19
Administrative services fees	20	18	42
TOTAL EXPENSES	62	60	133

NET EXPENSES	62	60	133
NET INVESTMENT INCOME (LOSS)	58	119	(10)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	-	-	3
Net change in unrealized appreciation (depreciation) on investments	196	480	6,721
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	196	480	6,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$ 254	$ 599	$ 6,715

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
	For the	For the	For the Six
	Period Ended	Period Ended	Months Ended
	June 30,	June 30,	June 30,
	2012*	2012*	2012*
	(Unaudited)	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$ 58	$ 119	$ (10)
Net realized gain from security transactions	-	-	3
Net change in unrealized appreciation (depreciation) of investments	196	480	6,721
Net increase (decrease) in net assets resulting from operations	254	599	6,715

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	622,998	229,399	737,381
Cost of Shares Redeemed
Class 2	(26)	(18)	(38)
Net increase in net assets from shares of beneficial interest	622,972	229,381	737,343

TOTAL INCREASE IN NET ASSETS	623,226	229,980	744,058

NET ASSETS
Beginning of Period	-	-	-
End of Period *	$ 623,226	$ 229,980	$ 744,058
*Includes accumulated net investment income of:	$ 58	$ 119	$ (10)

SHARE ACTIVITY
Class 2:
Shares Sold	61,889	22,764	73,386
Shares Reinvested	-	-	-
Shares Redeemed	(1)	(1)	(3)
Net increase in shares of beneficial interest outstanding	61,888	22,763	73,383

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Conservative Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class 2
For the Period
Ended
June 30, 2012 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized
gain (loss) on investments	0.05
Total from investment operations	0.07

Net asset value, end of period	$ 10.07

Total return (3)	0.70%

Net assets, at end of period (000s)	$ 623

Ratio of gross expenses to average
net assets (4)	1.70%
Ratio of net expenses to average
net assets (4)	1.70%
Ratio of net investment income
to average net assets (4) (5)	1.59%

Portfolio Turnover Rate (6)	0%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class 2
For the Period
Ended
June 30, 2012 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized
gain (loss) on investments	0.07
Total from investment operations	0.10

Net asset value, end of period	$ 10.10

Total return (3)	1.00%

Net assets, at end of period (000s)	$ 230

Ratio of gross expenses to average
net assets (4)	1.70%
Ratio of net expenses to average
net assets (4)	1.70%
Ratio of net investment income
to average net assets (4) (5)	3.38%

Portfolio Turnover Rate (6)	0%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 2
	For the Period
	Ended
	June 30, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	(0.00)	(7)
Net realized and unrealized
gain (loss) on investments	0.14
Total from investment operations	0.14

Net asset value, end of period	$ 10.14

Total return (3)	1.40%

Net assets, at end of period (000s)	$ 744

Ratio of gross expenses to average
net assets (4)	1.70%
Ratio of net expenses to average
net assets (4)	1.70%
Ratio of net investment income
to average net assets (4) (5)	(0.12)%

Portfolio Turnover Rate (6)	3%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

ORGANIZATION

The BCM Decathlon Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Aggressive Portfolio	Income and capital appreciation.
Conservative Portfolio	Income and capital appreciation.
Moderate Portfolio	Income and capital appreciation.

The Aggressive Portfolio, Conservative Portfolio and Moderate Portfolio currently offer one class of shares: Class 2 Shares.  Class 2 shares are offered at net asset value.  The Portfolios commenced operations on April 30, 2012.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for each Portfolio’s investments measured at fair value:

Aggressive Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 212,426	$ -	$ -	$ 212,426
Equity Funds	324,549	-	-	324,549
Short-Term Investments	704,952	-	-	704,952
Total	$ 1,241,927	$ -	$ -	$ 1,241,927

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Conservative Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 30,313	$ -	$ -	$ 30,313
Equity Fund	3,422	-	-	3,422
Short-Term Investments	589,566	-	-	589,566
Total	$ 623,301	$ -	$ -	$ 623,301

Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 19,629	$ -	$ -	$ 19,629
Equity Funds	13,405	-	-	13,405
Short-Term Investments	197,015	-	-	197,015
Total	$ 230,049	$ -	$ -	$ 230,049

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in each Portfolio’s 2011 tax returns. Each Portfolio

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Portfolio	$ 544,034	$ 9,783
Conservative Portfolio	33,539	-
Moderate Portfolio	32,554	-

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. Beaumont Capital Management (‘BCM”) serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.95% of each Portfolio’s average daily net assets.

The Portfolios have adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25%, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ Class 2 shares and is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board the Portfolios pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Portfolios pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Portfolios.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2012, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Portfolio

Jefferson National Life Insurance Company	99%

Conservative Portfolio

Jefferson National Life Insurance Company	99%

Moderate Portfolio

Jefferson National Life Insurance Company	99%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolios currently invest a portion of their assets in the Fidelity Money Market Portfolio.  The Portfolios may redeem their investments from the Fidelity Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolios may be directly affected by the performance of the Fidelity Money Market Portfolio.  The financial statements of the Fidelity Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements.  As of June 30, 2012 the percentage of net assets invested in the Fidelity Money Market Portfolio was 85.7%, 94.7% and 94.6% for the Moderate, Aggressive and Conservative Portfolios, respectively.

8. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

BCM Decathlon Portfolios

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the BCM Decathlon Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BCM Decathlon Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	4/30/2012	6/30/2012	4/30/2012 – 6/30/2012
Class 2
Aggressive	1.70%	$1,000.00	$1,014.00	$8.51
Conservative	1.70%	$1,000.00	$1,007.00	$8.48
Moderate	1.70%	$1,000.00	$1,010.00	$8.50

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical **	Annualized Expense	Account Value	Account Value	During Period ***
(5% return before expenses)	Ratio	1/1/2012	6/30/2012	1/1/2012 – 6/30/2012
Class 2
Aggressive	1.70%	$1,000.00	$1,005.59	$2.89
Conservative	1.70%	$1,000.00	$1,005.59	$2.89
Moderate	1.70%	$1,000.00	$1,005.59	$2.89

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (62) divided by the number of days in the fiscal year (366).

** Please note that while Class 2 shares commenced operations on April 30, 2012, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period January 1, 2012 to June 30, 2012.

***Expenses are equal to the Fund’s annualized expense ratio multiple by the number of days in the period (182) divided by the number of days in the fiscal year (366).

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Approval of Advisory Agreement –BCM Decathlon Aggressive Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Conservative Portfolio

In connection with the regular meeting held on February 22, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Beaumont Financial Partners, LLC (“Beaumont” or the “Adviser”) and the Trust, on behalf of BCM Decathlon Aggressive Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Conservative Portfolio (each a “Portfolio”, collectively referred to as the “BCM Portfolios”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; (d) comparative fee information against a peer group of similarly managed mutual funds; and (de) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board reviewed the financial statements information of Beaumont, and information about other resources, including personnel, of the firm.  The Board discussed the history of the firm and the background and experience of its fund management personnel.  The Trustees, including the Independent Trustees, concluded that Beaumont has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the BCM Portfolios had not yet commenced operations, the Trustees could not consider the Portfolios’ investment performance.  However, the Board, including the Independent Trustees, considered back-tested past performance of the AIM Decathlon Indices compared to various benchmarks.  The Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Adviser proposed to charge the following annual advisory fees based on the average net assets of the applicable Portfolio:

Fund

Annual Advisory Fee

BCM Conservative

0.95%

BCM Moderate

0.95%

BCM Aggressive

0.95%

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION(Continued)

June 30, 2012 (Unaudited)

The Trustees further noted that Beaumont has agreed to enter into expense limitation agreements with the Trust to limit the expense ratio for each Portfolio to 1.95% for the first 2 years of operations.  Beaumont also provided comparative fee information for separate accounts it manages and a peer group of other similar mutual funds.  The Trustees noted that the initial management fee and expense ratio are higher than the average, but within the range of fees charged by other funds in the peer group.  Furthermore, the management fees charged are lower than the Adviser’s direct separate accounts it currently manages.  The Trustees concluded that each of the BCM Portfolio’s advisory fees, as well as its overall expense ratio, was reasonable.

Economies of Scale.  The Board considered whether economies of scale will emerge with respect to the management of the BCM Portfolios and whether potential exists for realization of any further economies of scale.  The Trustees noted that the Adviser has agreed a breakpoint reduction to 0.85% will be appropriate once the Portfolios reach economies of scale.  After discussion, it was the consensus of the Board, including the Independent Trustees,  that based on the anticipated size of each BCM Portfolio for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the BCM Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the BCM Portfolios.  They also considered that 12b-1 fees ; however, the Board noted that the Adviser expects that  all 12b-1 fees will be paid  to insurance platforms or used for other marketing or distribution costs.  The Trustees, including the Independent Trustees, concluded that because of the BCM Portfolios’ expense limitation agreements and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with BCM Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement with Beaumont, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, approved such Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

INVESTMENT ADVISOR

Beaumont Financial Partners, LLC
D.B.A. BFP Capital Management

20 Walnut Street

Wellesley Hills, MA  02481

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12